Pension Benefits - Summary of principal assumptions used for the purposes of the actuarial valuations (Details) - Pension defined benefit plans [member] - $ / t	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Defined obligation and past service cost	3.28%	4.03%
Net interest cost	2.53%	3.47%
Current service cost	3.55%	4.25%
Interest cost on current service cost	3.13%	3.92%
Discount rate for determination of defined benefit obligation	4.16%	3.16%
Ultimate rate of compensation increase	2.00%	2.00%
Mortality	105	105